Schedule of Investment Company Financial Highlights (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Investment Company [Abstract]
Net asset value per unit at beginning of year	$ 30.43	$ 13.84	$ 13.84	$ 5.52
Net realized gain and change in unrealized appreciation on investment	(3.55)	9.48	16.83	8.45
Net investment loss	(0.10)	(0.06)	(0.24)	(0.13)
Net increase in net assets resulting from operations	(3.65)	9.42	16.59	8.32
Net asset value per unit at end of year	$ 26.78	$ 23.26	$ 30.43	$ 13.84
Total return	11.99%	68.06%	119.87%	150.72%
Ratios to average net asset value, expenses	1.29%	1.42%	1.16%	1.30%
Ratios to average net asset value, net investment loss	(1.29%)	(1.42%)	(1.16%)	(1.30%)